Trade Receivables - Summary of Changes in Provision for Doubtful Accounts (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Changes In Allowance For Doubtful Accounts [Abstract]
Balance at beginning of year	€ 5,604	€ 5,325
Charges – bad debt expense	33	330
Reductions – write off of uncollectible amounts	(1,409)	(95)
Foreign exchange effect	35	44
Balance at end of year	€ 4,263	€ 5,604